UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22483

Copeland Trust

           (Exact name of registrant as specified in charter)

Eight Tower Bridge 161 Washington St., Suite #1650, Conshohocken, PA 19428

(Address of principal executive offices)

(Zip code)

Emile Molineaux

 Gemini Fund Services, LLC, 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

11/30

Date of reporting period: 8/31/11

Item 1.  Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2011
Shares	Security	Market Value

	COMMON STOCK - 41.16%
	AGRICULTURE - 2.63%
10,282	Philip Morris International, Inc.	$ 712,748

	ELECTRIC - 9.35%
14,925	NextEra Energy, Inc.	846,546
22,309	Unisource Energy Corp.	844,619
26,768	Wisconsin Energy Corp.	846,940
		2,538,105
	FOOD - 4.96%
33,782	Flowers Foods, Inc.	643,547
25,467	Hormel Foods Corp.	703,144
		1,346,691
	GAS - 6.22%
20,466	Chesapeake Utilities Corp.	834,808
28,662	UGI Corp.	852,981
		1,687,789
	PIPELINES - 9.46%
35,261	Genesis Energy LP	872,710
11,869	Oneok, Inc.	841,512
9,947	Sunoco Logistics Partners LP	852,955
		2,567,177
	RETAIL - 5.80%
16,620	Casey's General Stores, Inc.	747,900
19,545	Nu Skin Enterprises, Inc.	826,558
		1,574,458
	TELECOMMUNICATIONS - 2.74%
18,403	Harris Corp.	742,561

	TOTAL COMMON STOCK	11,169,529
	( Cost - $11,249,173)

	EXCHANGE TRADED FUNDS - 58.23%
344,500	SPDR Barclays Capital 1-3 Month T-Bill ETF ^	15,798,770
	TOTAL EXCHANGE TRADED FUNDS
	( Cost - $15,812,515)

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011
Shares	Security	Market Value

	SHORT-TERM INVESTMENTS - 6.79%
1,842,842	AIM STIT, 0.00% +	$ 1,842,842
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $1,842,842)

	TOTAL INVESTMENTS - 106.18%
	( Cost - $28,904,530) (a)	$ 28,811,141
	OTHER LIABILITIES LESS ASSETS - (6.18) %	(1,677,549)
	NET ASSETS - 100.00%	$ 27,133,592

+ Money market fund; Interest rate reflects seven-day effective yield on August 31, 2011. ADR - American Depositary Receipt
^ Non-income producing security.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation
(depreciation) of:
	Unrealized appreciation:	$ 183,728
	Unrealized depreciation:	(277,117)
	Net unrealized depreciation:	$ (93,389)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the bestinformation available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2011

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 11,169,529	$ -	$ -	$ 11,169,529
Exchange Traded Funds	$ 15,798,770	-	-	$ 15,798,770
Short-Term Investments	$ 1,842,842	-	-	$ 1,842,842
Total	$ 28,811,141	$ -	$ -	$ 28,811,141
The Fund did not hold any level 3 securities during the period.
There were no significant transfers between Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date 10/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date

 10/27/11

By (Signature and Title)

/s/ Mark W. Giovanniello

 Mark W. Giovanniello, Treasurer

Date

10/27/11